Document And Entity Information	May 06, 2025
Document Information [Line Items]
Entity, Registrant Name	AvePoint, Inc.
Document, Type	8-K
Document, Period End Date	May 06, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39048
Entity, Tax Identification Number	83-4461709
Entity, Address, Address Line One	525 Washington Blvd
Entity, Address, Address Line Two	Suite 1400
Entity, Address, City or Town	Jersey City
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07310
City Area Code	201
Local Phone Number	793-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001777921
CommonStockPerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock per share
Trading Symbol	AVPT
Security Exchange Name	NASDAQ
WarrantsEachWholeWarrantExercisableForOneShareOfCommonStockAtAnExercisePriceOf1150PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	AVPTW
Security Exchange Name	NASDAQ